Share-based payments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-based payments
Note 34. Share-based payments
On March 22, 2018 the Shareholders of the Company authorized the existence of a LTIP to retain key employees and vested the Board of Directors with authority to administer such plan. On the same Shareholder’s Meeting, the Shareholders resolved to reserve 8,750,000 Series A shares to be used thereunder.
As per the LTIP approved by the Board, such plan started on April 4, 2018 and as part of the LTIP the Company manages the plan through an Administrative Trust.
The plan has the following benefits paid to certain executives and employees that are considered share-based payments:
34.1 Stock Options (Equity Settled)
The stock option gives the participant the right to buy a quantity of shares over certain period of time at a defined strike price. Stock options will be vested as follows: (i) 33% the first year; (ii) 33% the second year; and (iii) 34% the third year with respect to the date on which the stock options are provided to the participants. Stock Options are exercisable up to 5 or 10 years from the date they are granted. The plan establishes that the number of options to be granted will be determined using a Black & Sholes Model.
34.1.1 Movements during the year of Series A shares
The following table illustrates the number of rights to buy and weighted average exercise prices (“WAEP”) of, and movements in, share options during the year:

	Consolidated-Successor for the year ended December 31, 2020		Consolidated-Successor for the year ended December 31, 2019		Consolidated-Successor for the period from April 4,2018 through December 31, 2018
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
Outstanding as of beginning of the year	3,994,004	7.8	1,330,541	10.0	—	—
Granted during the year	1,711,307	2.1	2,704,003	6.7	1,330,541	10.0
Cancelled during the year	(36,486)	10.0	(40,540)	10.0	—	—
At the end of the year	5,668,825	6.0	3,994,004	7.8	1,330,541	10.0
The following table list the inputs to the models used for the plan for the periods/years:

	Consolidated-Successor for the year ended December 31, 2020	Consolidated-Successor for the year ended December 31, 2019	Consolidated-Successor for the period from April 4, 2018 through December 31, 2018
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	34%	40%	40%
Risk–free interest rate (%)	0.7%	2.5%	1.5%
Expected life of share options (years)	10	5	5
Weighted average exercise price (US)	2.10	6.7	10.0
Model used	Black-Scholes-Merton	Black-Scholes-Merton	Black-Scholes-Merton
Expected life of the stocks options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. Expected volatility reflects the assumption that historical volatility over a similar period to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.
The weighted average fair value of options granted during the years ended December 31, 2020 and 2019 and during the period from April 4, 2018 through December 31, 2018 was 0.9, 2.6 and 3.7, respectively.
In accordance with IFRS 2, share purchase plans are classified as equity-settled transactions on the grant date. This valuation is the result of multiplying the total number of Series A shares that will be deposited in the Administrative Trust and the price per share.
For the years ended December 31, 2020 and 2019 and for period from April 4 to December 31, 2018, the compensation expense recorded in the consolidated statements of operations amounted to 4,251, 3,529 and 1,238, respectively.
34.2 Restricted Stock (Equity Settled)
One or more shares that are given to the participants of the plan for free or a minimum value once the conditions are achieved. Restricted Stock is vested as follows (i) 33% the first year, (ii) 33% the second year and (iii) 34% the third year with respect to the date to which the Restricted Stock are granted to the participants.
34.2.1 Movements during the year
The following table illustrates the number and WAEP of, and movements share during the successor period:

	Consolidated-Successor for the year ended December 31, 2020		Consolidated-Successor for the year ended December 31, 2019		Consolidated-Successor for the period from April 4, 2018 through December 31, 2018
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
Outstanding as of beginning of year	2,207,012	7.8	854,750	10.0	—	—
Granted during the period/year	1,581,037	2.1	1,356,762	6.7	854,750	10.0
Cancelled during the year	(18,750)	6.7	(4,500)	10.0	—	—
At the end of the year	3,769,299	5.4	2,207,012	7.8	854,750	10.0
In accordance with IFRS 2, the share purchase plans are classified as equity-settled transactions on the grant date. This valuation is the result of multiplying the total number of Series A shares that will be deposited in the Administrative Trust and the price per share.
For the years ended December 31, 2020 and 2019 and for the period from April 4 to December 31, 2018, the compensation expense recorded in the consolidated statements of profit or loss and other comprehensive income amounted to 6,243, 7,126 and 2,783, respectively. The restricted Series A shares issued in the exercise are revealed in Note 21.

All shares are considered outstanding for both basic and diluted (loss) earnings per share purposes, since the shares are entitled to dividend if declared by the Company.